Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 16,657	¥ 17,970
Securities lending transactions	[1]	1,833	1,919
Total		18,490	19,889
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		255	249
Securities lending transactions		1,270	320
Total		1,525	569
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		11,669	12,700
Securities lending transactions		355	1,359
Total		12,024	14,059
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		3,676	3,897
Total		3,676	3,897
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,057	1,124
Securities lending transactions		208	240
Total		¥ 1,265	¥ 1,364

[1]	Amounts exceeded the gross amounts recognized in Note 29 "Offsetting of financial assets and financial liabilities" by ¥985 billion and ¥1,345 billion, at March 31, 2017 and 2018, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.